================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    Form 13F

                                   ----------

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:   June 30, 2004

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Pettyjohn Co
Address:        1925 Atherholt Road
                Lynchburg, VA  24501

Form 13F File Number: 28-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:

John D. Doyle, Jr.              Lynchburg, VA                     07/28/04
--------------------          -----------------                 ------------
[Signature]                     [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:       134,740
                                          --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Name of                       Title of               Value    Shrs or                   Investment  Other       Voting Authority
Issuer                         Class    CUSIP      (x$1000)   Pm Amt  SH/PRN  Put/Call  Discretion  Managers  Sole    Shared   None
-------------------------     --------  ---------  --------   ------- ------  --------  ----------  --------  ----    ------   ----
Abbott Labs                   common    002824100    2,705     66,355                   Sole                  66,355
ADM                           common    039483102      472     28,101                   Sole                  28,101
Air Products & Chemicals      common    009158106    3,173     60,500                   Sole                  60,500
Alcoa                         common    013817101    1,128     34,150                   Sole                  34,150
Alltel                        common    020039103    2,240     44,243                   Sole                  44,243
Altria Group                  common    02209S103      357      7,136                   Sole                   7,136
Amgen                         common    031162100    1,373     25,089                   Sole                  25,089
Anthem                        common    03674B104    1,833     20,469                   Sole                  20,469
Bank of America               common    060505104    5,568     65,798                   Sole                  65,798
Barnes & Noble                common    067774109    1,066     31,375                   Sole                  31,375
BB&T                          common    054937107    2,572     69,566                   Sole                  69,566
BankNorth                     common    06646R107      369     11,375                   Sole                  11,375
Bell South                    common    079860102      808     30,835                   Sole                  30,835
Biomet                        common    090613100      720     16,200                   Sole                  16,200
Boeing                        common    097023105    1,227     24,017                   Sole                  24,017
BP Amoco                      common    055622104    2,190     40,877                   Sole                  40,877
Bristol Myers Squibb          common    110122108      223      9,100                   Sole                   9,100
Burlington Resources          common    122014103      213      5,900                   Sole                   5,900
Chevron Texaco                common    166764100    1,069     11,361                   Sole                  11,361
Cisco Systems                 common    17275R102    1,798     75,945                   Sole                  75,945
Citigroup Inc                 common    172967101    2,198     47,278                   Sole                  47,278
Clorox                        common    189054109    1,226     22,800                   Sole                  22,800
Coca-Cola                     common    191216100    1,079     21,380                   Sole                  21,380
Comcast Class A               common    20030N101      534     19,000                   Sole                  19,000
Conoco Phillips               common    20825C104    1,441     18,894                   Sole                  18,894
Dell Computer                 common    247025109    2,774     77,440                   Sole                  77,440
Dow Chemical Co               common    260543103      275      6,750                   Sole                   6,750
DuPont                        common    263534109    1,357     30,541                   Sole                  30,541
Exxon- Mobil                  common    30231G102    9,606    216,294                   Sole                 216,294
Fedex                         common    31428X106    2,141     26,211                   Sole                  26,211
General Electric              common    369604103    9,168    282,956                   Sole                 282,956
Gannett                       common    364730101    2,111     24,875                   Sole                  24,875
General Mills                 common    370334104      377      7,925                   Sole                   7,925
Gillette                      common    375766102      247      5,820                   Sole                   5,820
Hewlet Packard                common    428236103    2,005     95,000                   Sole                  95,000
Home Depot                    common    437076102    1,218     34,593                   Sole                  34,593
Honeywell                     common    438516106      207      5,650                   Sole                   5,650
Intel                         common    458140100    2,007     72,702                   Sole                  72,702
IBM                           common    459200101      454      5,146                   Sole                   5,146
Jacobs Engineering            common    469814107    2,101     53,350                   Sole                  53,350
Jefferson Pilot               common    475070108    5,433    106,939                   Sole                 106,939
Johnson Controls              common    478366107    1,347     25,225                   Sole                  25,225
Johnson & Johnson             common    478160104    5,065     90,926                   Sole                  90,926
Kimberly Clark                common    494368103      796     12,075                   Sole                  12,075
Lowes                         common    548661107    2,282     43,425                   Sole                  43,425
MBNA                          common    55262L100    1,293     50,124                   Sole                  50,124
3M                            common    604059105    4,519     50,204                   Sole                  50,204
Mariott International         common    571903202      315      6,325                   Sole                   6,325
Merck                         common    589331107      842     17,727                   Sole                  17,727
Modine Manufacturing          common    607828100      361     11,320                   Sole                  11,320
National Fuel Gas             common    636180101      715     28,600                   Sole                  28,600
Nextel Communications         common    65332V103      756     28,425                   Sole                  28,425
Norfolk Southern              common    655844108    1,287     48,540                   Sole                  48,540
Pepsi                         common    713448108    4,082     75,765                   Sole                  75,765
Pfizer                        common    717081103    3,149     91,867                   Sole                  91,867
Plum Creek Timber             common    729251108    1,069     32,800                   Sole                  32,800
Procter & Gamble              common    742718109    6,541    120,152                   Sole                 120,152
Progress Energy               common    743263105      890     20,200                   Sole                  20,200
S & P 500 Technology Index    common    81369Y803      260     12,575                   Sole                  12,575
S&P Financial Svc Index       common    81369Y605      239      8,350                   Sole                   8,350
SBC Communications            common    78387G103      995     41,051                   Sole                  41,051
Southern Capital 8.25% Pfd    Pfd       842542201      129     12,650                   Sole                  12,650
SunTrust Bank                 common    867914103    1,732     26,655                   Sole                  26,655
US Bankcorp                   common    902973304    1,534     55,675                   Sole                  55,675
United Techologies            common    913017109    3,253     35,556                   Sole                  35,556
Verizon                       common    92343V104    2,840     78,481                   Sole                  78,481
Wachovia                      common    929771103    6,458    145,131                   Sole                 145,131
Walgreen                      common    931422109    2,671     73,755                   Sole                  73,755
Wyeth                         common    983024100      257      7,112                   Sole                   7,112
                                                   -------
                                                   134,740